Employee Benefits, Pension and Other Benefit Plan Assets (Details) - Pension Plan and Other Postretirement Benefits Plan [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 8,311	$ 8,335
Total plan assets	8,626	8,632
Net receivables	68	51
Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,133	6,142
Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	818	983
Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,096	1,062
Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	264	148
Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,338	2,566
Level 1 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,518	1,581
Level 1 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	818	983
Level 1 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2	2
Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5,939	5,735
Level 2 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,615	4,561
Level 2 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 2 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,096	1,062
Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	228	112
Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	34
Level 3 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	34
Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 247	$ 246